List of subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Metals Acquisition Corp (Australia) Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
MAC AU 1 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%
MAC AU 2 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%
MAC AU 3 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%
MAC AU 4 Pty Ltd
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Cobar Management Pty Limited ("CMPL")
List of subsidiaries
Proportion of ownership interest in subsidiary	100.00%